SHARE CAPITAL (Tables)	12 Months Ended
Nov. 30, 2020
Disclosure of classes of share capital [abstract]
Disclosure of number and weighted average exercise prices of share options [Table Text Block]
	Number of	Weighted Average
	Options	Exercise Price
Balance, November 30, 2017	750,000	$0.17
Exercised	(625,000)	0.14
Balance, November 30, 2018	125,000	0.30
Granted	3,300,000	0.58
Exercised	(125,000)	0.30
Cancelled	(150,000)	0.60
Balance, November 30, 2019	3,150,000	0.58
Cancelled	(200,000)	0.60
Balance, November 30, 2020	2,950,000	$0.58

Disclosure of number and weighted average remaining contractual life of outstanding share options [Table Text Block]

Expiry Date	Exercise Price	Numbers of options outstanding	Numbers of options exercisable	Weighted average remaining contractual life (year)	Weighted average exercise price
January 15, 2024	$0.60	2,150,000	1,881,250	2.28	$0.44
March 20, 2024	0.60	150,000	93,750	0.17	0.03
November 28, 2024	0.50	650,000	325,000	0.88	0.11
		2,950,000	2,300,000	3.33	$0.58

Disclosure of share purchase warrant transactions [Table Text Block]
	Number of Warrants	Weighted Average Exercise Price
Balance, November 30, 2017	2,640,000	$0.10
Warrants granted	3,567,275	0.58
Warrants exercised	(2,045,000)	0.10
Balance, November 30, 2018	4,162,275	0.51
Warrants expired	(3,251,975)	0.60
Warrants exercised	(910,300)	0.21
Balance, November 30, 2019	—	—
Warrants granted	7,539,748	0.90
Warrants exercised	(1,233,334)	0.11
Balance, November 30, 2020	6,306,414	$0.23

Disclosure of number of share purchase warrants outstanding [Table Text Block]
Expiry Date	Exercise Price	Numbers of warrants outstanding	Weighted average remaining contractual life (year)	Weighted average exercise price
April 24, 2022	$0.20	2,145,000	0.48	$0.07
May 15, 2022	0.20	3,468,831	0.80	0.11
September 30, 2022	0.50	692,583	0.20	0.05
		6,306,414	1.48	$0.23